Schedule of Asset Retirement Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Asset Retirement Obligations
Beginning balance	$ 5,316,470	$ 8,993,108
Additions	598,358
Accretion expense	108,447	264,075
Impact of hyperinflation	(7,576)	(69,379)
Change in estimate	17,583	(3,871,334)
Ending balance	$ 6,033,282	$ 5,316,470